Commitments and contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and contingencies
21.	Commitments and contingencies

(a)	The following is a summary of the Company's minimum payments under operating lease obligations for its premises due in future fiscal years:

2019	$810
2020	581
2021	586
2022	592
2023	653
2024 and onwards	2,728
$5,950

In addition to the minimum lease payments, the Company is required to pay realty taxes and other occupancy costs.

21.	Commitments and contingencies (continued)

(b)	The Company has committed funding to the following R&D projects:

(i)

Ginkgo. On September 4, 2018, the Company announced a research and development partnership with Ginkgo Bioworks Inc. ("Ginkgo") to develop scalable and consistent production of a wide range of cannabinoids, including THC, CBD and a variety of other lesser known and rarer products. As part of this partnership, Cronos Group has agreed to issue up to 14,700,000 common shares of the Company (aggregate value of approximately $100,000 USD as of July 17, 2018 assuming all milestones are met) in tranches and $22,000 USD in cash subject to Ginkgo's achievement of certain milestones.

(ii)

Technion. On October 15, 2018, the Company announced a sponsored research agreement with the Technion Research and Development Foundation of the Technion – Israel Institute of Technology ("Technion"). Research will be focused on the use of cannabinoids and their role in regulating skin health and skin disorders. The Company has committed to $1,784 USD of research funding over a period of three years. An additional $4,900 USD of cash payments will be paid to Technion upon the achievement of certain milestones.

(c)	The following contingencies are related to Peace Naturals:

(i)

MedCann Access Acquisition Claim. On July 31, 2015, 8437718 Canada Inc., 8437726 Canada Inc., Michael Blaine Dowdle, Rade Kovacevic, Kevin Furet and 9388036 Canada Inc. (collectively, the "Plaintiffs") commenced a claim against Peace Naturals and a number of other parties, for $15,000 in damages as a result of an alleged breach of obligations to them by terminating a share purchase transaction for the acquisition of the Plaintiffs’ company, MedCann Access. The Company believes that the allegations contained in the statement of claim are without merit and plans to vigorously defend itself; accordingly, no provision for loss has been recognized. On February 21, 2018, the parties began the discovery phase of the proceedings, which is ongoing.

(ii)

Warrants Claim. Jeffrey Gobuty, brother to Mark Gobuty, former CEO of Peace Naturals, brought a claim against Peace Naturals for $300 and for warrants valued at $125 that were purportedly issued by Mark Gobuty, the former CEO of Peace Naturals. This matter remains in the early stages of litigation and has not yet advanced to discovery.

(iii)

Former Employees' Unlawful Termination Claims. Peace Naturals, Cronos Group and certain directors were served with claims by Jennifer Caldwell, a former employee, for damages of $580 and 30,000 options of the Company, and Mark Gobuty, the former CEO of Peace Naturals, for approximately $12,682 and a 10% equity interest in Peace Naturals, in connection with alleged claims of wrongful termination. Both plaintiffs have amended their pleadings to discontinue the claims against the individual directors. Subsequent to December 31, 2018, the claim by the former CEO of Peace Naturals has been settled and discontinued. Refer to Note 28(d).

(d)	The following contingency is related to Cronos Group:

(i)

U.S. Securities Class Action Claims. Two purported shareholders of Cronos Group each filed a putative class action in the United States District Court for the Southern District of New York against the Company and its CEO, alleging that the Company's continuous disclosure omitted material information with respect to matters raised in a document published on a short-seller's website, thus rendering the Company's disclosure false and misleading in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 thereunder. The complaints purport to seek, among other things, compensatory damages and a reasonable allowance for plaintiff attorneys' and experts' fees. Subsequent to year end, these claims were discontinued. Refer to Note 28(c).